Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 10,583,534	$ 16,835,671
Trade and other receivables, net of allowance for doubtful accounts (notes 5, 6)	5,594,368	4,475,751
Inventories	49,557	49,381
Prepaid expenses and deposits	2,054,793	254,230
Total current assets	18,282,252	21,615,033
Non-current assets
Restricted cash	303,945	42,835
Property and equipment (note 7)	460,974	215,835
Right of use assets (note 19)	1,134,493	309,566
Intangible assets (notes 4, 8)	14,762,140	12,118,352
Goodwill (notes 4, 8)	12,283,100	6,976,096
Deferred tax assets (note 21)	464,800	1,441,942
Total assets	47,691,704	42,719,659
Current liabilities
Trade and other payables and accrued liabilities	5,380,701	5,305,600
Income tax payable	97,784	201,592
Share appreciation rights plan obligations (note 11)		126,503
Share based payment liability (note 11)	551,201
Derivative warrant liability (note 10)	1,862,876
Current portion of long-term debt (note 9)	1,109,713	1,486,136
Current portion of lease obligations (note 20)	287,901	113,218
Current portion of contract liabilities	1,003,187	1,252,957
Total current liabilities	10,293,363	8,486,006
Non-current liabilities
Deferred tax liability (note 21)	(1,199,266)	(60,587)
Long-term debt (note 9)	11,999,108	12,138,799
Long-term contingent consideration (note 4)	166,603	1,575,528
Long-term lease obligations (note 20)	900,868	240,981
Long-term contract liabilities		70,834
Other long-term liabilities	1,042,938	360,525
Total liabilities	25,602,146	22,933,260
Shareholders' Equity
Capital stock (note 11)	72,191,764	50,234,551
Contributed surplus	4,842,208	4,970,945
Accumulated other comprehensive income (loss)	74,526	(78,906)
Deficit	(55,018,940)	(35,340,191)
Total shareholders' equity	22,089,558	19,786,399
Total liabilities and shareholders' equity	$ 47,691,704	$ 42,719,659